GENERAL INFORMATION (Details Narrative)						12 Months Ended
	Feb. 21, 2023 CNY (¥) ¥ / shares shares	Dec. 30, 2022 CNY (¥)	Sep. 03, 2020 ¥ / shares shares	Jan. 08, 2010 CNY (¥)	Jun. 30, 2009 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 HKD ($) shares	Aug. 18, 2023	Aug. 15, 2023	Aug. 02, 2023 shares	Mar. 30, 2023 shares	Feb. 15, 2023	Jan. 13, 2023 $ / shares shares	Jan. 10, 2023 $ / shares shares	Jan. 04, 2023	Nov. 02, 2022	Oct. 28, 2022	Sep. 18, 2021	Sep. 09, 2021	Aug. 23, 2021	Aug. 11, 2021	Aug. 10, 2021	Sep. 02, 2020 shares	May 05, 2020	Dec. 03, 2019	Nov. 20, 2019	Sep. 22, 2017 HKD ($)	Nov. 20, 2009 $ / shares shares	Jun. 30, 2009 HKD ($) $ / shares	May 29, 2009 USD ($)	May 29, 2009 ¥ / shares	Apr. 01, 2008 CNY (¥)	Jan. 17, 2008 HKD ($)	Jan. 17, 2008 ¥ / shares
IfrsStatementLineItems [Line Items]
Number of shares outstanding	10,035,188		3,100,000				805,785	597,610	3,251,917	3,251,917	3,251,917																9,200,000
Par value per share | $ / shares																	$ 0.024	$ 0.024
Borrowings interest rate		5.00%
Unsecured Promissory note | ¥		¥ 8,500,000
Proceeds from issue of ordinary shares | ¥						¥ 58,929,000	¥ 5,724,000	¥ 29,586,000
Number of shares authorized	977,755
Number of shares issued							166,667		1,062,472	1,062,472	1,062,472			2,083,333	5,681,820		1,234,568	1,625,000
Preferred shares issued capital	50,000,000
Equity, Reverse Stock Split			Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | ¥ / shares			¥ 0.008
Top of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | ¥ / shares			¥ 0.024
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	977,755
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized							200,000,000		200,000,000	200,000,000	200,000,000
Number of shares issued	200,000,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized							50,000,000		50,000,000	50,000,000	50,000,000
Number of shares issued	50,000,000
New stonehenge limited [member]
IfrsStatementLineItems [Line Items]
Ownership percent		100.00%
Memorandum and articles of association [member]
IfrsStatementLineItems [Line Items]
Par value per share | ¥ / shares	¥ 0.024
Proceeds from issue of ordinary shares | ¥	¥ 4,800,000
Number of shares authorized	200,000,000
Number of shares issued	250,000,000
Vast elite limited [member]
IfrsStatementLineItems [Line Items]
Issued capital | $											$ 1																				$ 1
Percentage of voting equity interests acquired																															100.00%
Antelope holdings (chengdu) co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | $									$ 10,000,000
Percentage of voting equity interests acquired																												100.00%
Hainan antelope holdings co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | $									10,000,000
Percentage of voting equity interests acquired																										100.00%
Antelope future (yangpu) investment co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | $									$ 10,000,000
Percentage of voting equity interests acquired																									100.00%
Antelope investment (hainan) co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										¥ 50,000,000
Percentage of voting equity interests acquired																								100.00%
Antelope ruicheng investment (hainan) co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										50,000,000
Percentage of voting equity interests acquired																							100.00%
Hainan kylin cloud services technology co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																						51.00%
Hangzhou kylin cloud services technology co. Ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																					100.00%
Anhui kylin cloud services technology co.Ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																				100.00%
Antelope enterprise holding usa inc [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																			100.00%
Wenzhou kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																100.00%
Hubei kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired													100.00%
Jiangxi kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired												100.00%
Hengda ceramics co ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percent						100.00%
Hengdali ceramic materials co ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percent						100.00%
Fujian province jinjiang city anhai junbing hengda construction material factory [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests						15.00%
Chi wah trading import and export company [member]
IfrsStatementLineItems [Line Items]
Ownership percent						85.00%
Mr. Wong kung tok [member]
IfrsStatementLineItems [Line Items]
Issued capital | $																																					$ 1.00
Par value per share | (per share)																																	$ 1.00					¥ 1
Amounts payable, related party transactions					¥ 58,900,000					¥ 40,200,000																							$ 67,900,000
Stock issued during period, shares to related parties					9,999
Chengdu future talented management and consulting co, ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																														100.00%
Antelope enterprise hk holdings limited [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																													100.00%
Success winner limited [member]
IfrsStatementLineItems [Line Items]
Business combination, consideration, exchange price of share | $ / shares																																$ 10.00
Business combination, consideration, number of outstanding shares acquired																																5,743,320
Number of shares outstanding																																8,950,171
Issued capital | $																																		$ 1
Success winner limited [member] | Mr. Wong kung tok [member]
IfrsStatementLineItems [Line Items]
Par value per share | ¥ / shares																																			¥ 1
Anhai hengda [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																																				100.00%
Anhai hengda and chi wah [member]
IfrsStatementLineItems [Line Items]
Consideration transferred, acquisition-date fair value | ¥																																				¥ 58,980,000
Jiangxi hengdali ceramic materials co., ltd [member]
IfrsStatementLineItems [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Loans | ¥				¥ 60,000,000.0
Consideration paid (received) | ¥				¥ 185,500,000